Acquisition - Schedule of Pro Forma Financial Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Pro Forma Financial Information [Abstract]
Revenue	$ 2,744,284	$ 4,338,827
Net (loss) income	$ (4,450,926)	$ 1,616,505